The Law Office of Stephen E. Rounds
1544 York Street, Suite 110
Denver, Colorado USA 80206
Tel. 303.377.6997 Fax 303.377.0231
 sercounsel@msn.com
Admin. Office T. 307.856.2467 F. 307.857.0319
sra@wyoming.com
April 22, 2005

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street NW
Washington, D.C. 20549-0405

Re:        U.S. Energy Corp.
Registration Statement on Form S-3 - Initial Filing
Resale of Shares Issuable on Conversion
of Outstanding Debentures and Exercise of
Outstanding Warrants

Dear Commissioners:

We represent the issuer U.S. Energy Corp. in securities matters. On behalf of the issuer, we file a registration statement on Form S-3 to register the resale of shares of common stock issuable on conversion of outstanding debentures and exercise of outstanding warrants.

Please contact the undersigned if the staff has comments in the course of review.

Thank you.

Yours Sincerely,

/s/Stephen E. Rounds

SER/sra
Enc.
cc:    U.S. Energy Corp.